Description of business - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	55.40%	54.50%	55.30%	54.30%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	16.90%	24.20%	17.70%	24.20%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.90%	18.60%	18.80%	18.70%
Account Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	65.50%				55.80%
Account Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.50%				20.40%
Account Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	12.00%				17.70%